REVOLVING CREDIT FACILITY (Details)	Jan. 18, 2022 USD ($)	Jan. 17, 2022 USD ($)	Sep. 23, 2021 CAD ($) installment
Disclosure of detailed information about borrowings [line items]
Eligible amount of prepayment request	$ 10,000,000	$ 7,500,000
Ifrs Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Face amount			$ 7,500,000
Eligible amount of prepayment request			$ 1,000,000
Number of monthly instalments | installment			5
Percentage of standby fee on undrawn amount			1.50%
Ifrs Revolving Credit Facility [Member] | Floating interest rate | Three months LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			7.05%